Related party transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Wages, salaries, fees and related taxes and benefits	$ (23)	$ (30)
Post-employment benefit plans and OPEBs cost	(3)	(3)
Share-based compensation	(21)	(26)
Key management personnel compensation expense	$ (47)	$ (59)